December 17, 2004

direct dial: 281.681.5934
paubert@winstead.com

Jeffrey Riedler
Assistant Director
Division of Corporation Finance
United States Securities and Exchange Commission
Washington, D.C. 20549

Dear Mr. Riedler:

     This letter is submitted in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Registration Statement on Form S-1 (Registration No. 333-119861) filed by Zonagen, Inc. (the “Company”) on October 20, 2004, as amended by Amendment No. 1 filed on December 1, 2004 (the “Form S-1”), as set forth in your letter dated December 10, 2004 to Mr. Joseph Podolski (the “Comment Letter”). The Company is concurrently filing Amendment No. 2 to the Form S-1 (the “Amended Form S-1”), which includes changes that principally reflect responses to the Staff’s comments.

     For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter and we have bolded the headings of our responses thereto. Unless otherwise indicated, page references in the responses refer to the Amended Form S-1.

     In addition to submitting this letter via EDGAR, simultaneously herewith we are sending to you via Federal Express three copies of each of this letter and the Amended Form S-1 (marked to show changes from the original filing).

General

1.	In response to prior comments 6, 7 and 9 relating to third party citation for certain statements made in the registration statement, in your next response letter please provide us with a list of each statement of the type we have illustrated and the third party support you have provided. If there are any such statements that have not been supported (including those that you believe are statements of medical fact), include those in your response. You may provide this information in tabular form in your response letter.

RESPONSE: At the request of the Staff, below is a table presenting each factual statement in the document, including those statements of medical fact, with the page number where such statement appears in the Amended Form S-1, the third-party source that confirms the factual statement, and the location of the document where such source material appears. Some of the documents referenced have been provided as supplemental information to our previous response letter of December 1, 2004 (the “12/1/04 Response Letter”); other documents are provided supplementally here as

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

Exhibit 1a. For the Staff’s convenience, we have also provided, supplementally, as Exhibit 1b, a complete annotation of the location of each specific factual statement within the various source documents and have numbered each statement to correspond to its Statement No. as set forth in the table below.

			Third-party source	Attached source
Statement No.	Page # in S-1	Statement in Prospectus	for statement	located at tab #
1	1, 36	Uterine fibroids are common non-cancerous tumors ...	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab D
2	1, 36	... that arise from the smooth muscle layer of the uterus.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab D
3	1, 36-37	Endometriosis is a condition that occurs when endometrial tissue, which is tissue that normally lines the inside of the uterus, is found outside the uterus.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab H
4	1, 36-37	This misplaced tissue develops into growths or lesions that react to the menstrual cycle in the same way that endometrial tissue does, which results in internal bleeding and inflammation ...	Merck Manual	Exhibit 1a, Tab A
5	1, 36-37	... and can cause pain, infertility, scar tissue formation and bowel problems.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab H
6	1, 35	...males with functional testes and diminished pituitary function, a condition commonly referred to in the aging male as andropause.	WellnessMD, Monterey Preventive Medical Clinic, Dr. Abraham Kryger	Exhibit 1a, Tab B
7	1, 36	The National Uterine Fibroid Foundation estimates that possibly as many as 80% of all women in the United States have uterine fibroids, and one in four women have symptoms severe enough to require treatment.	National Uterine Fibroid Foundation	12/1/04 Response Letter, Exhibit 9, Tab C
8	1, 37	According to the Endometriosis Association, endometriosis affects 5.5 million women in the United States and Canada and millions more worldwide.	Endometriosis Association	12/1/04 Response Letter, Exhibit 9, Tab D

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

9	1	The current standards of care for uterine fibroids and endometriosis include surgery and treatment with drugs.	Merck Manual	12/1/04 Response Letter, Exhibit 6, Tab I, and attached supplemental data, Exhibit 1a, Tab C
10	1	The most effective drugs on the market are gonadotropin releasing hormone agonists, or GnRH agonists, such as Lupron® (leuprolide acetate).	Center For Uterine Fibroids	12/1/04 Response Letter, Exhibit 6, Tab A
11	1, 44	Abbott reported total Lupron sales of $787.8 million in 2003 in the United States and Canada for all indications.	TAP Pharmaceuticals Form 10-K for the year ended December 31, 2003	12/1/04 Response Letter, Exhibit 9, Tab A
12	1, 35, 36	GnRH agonists induce a low estrogen, menopausal-like state in women, ...	Lupron Depot Product Insert	12/1/04 Response Letter, Exhibit 6, Tab C
13	1, 35, 36	... and estrogen is necessary for the maintenance of bone mineral density.	Merck Manual	Exhibit 1a, Tab D
14	1-2, 35, 36	Therefore GnRH agonists tend to promote bone loss and cannot be used for more than six months at a time.	Merck Manual	12/1/04 Response Letter, Exhibit 6, Tab I
15	2, 35, 36	When women cease treatment with GnRH agonists, fibroids rapidly regenerate and symptoms associated with endometriosis quickly reappear.	Merck Manual, National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tabs E and H
16	2	Testosterone deficiency in men is linked to several negative physical and mental conditions, including loss of muscle tone, reduced sexual desire, and deterioration of memory and certain other cognitive functions.	Merck Manual	Exhibit 1a, Tab E
17	2	Testosterone normally decreases as men age, ...	Merck Manual	Exhibit 1a, Tab E
18	2	...sometimes leading to testosterone deficiency in a condition commonly referred to as andropause.	WellnessMD, Monterey Preventive Medical Clinic, Dr. Abraham Kryger	Exhibit 1a, Tab B
19	2, 37	According to the Urology Channel, recent estimates show that approximately 13 million men in the United States experience testosterone deficiency.	Urology Channel	12/1/04 Response Letter, Exhibit 9, Tab E
20	2, 37	Current therapies focus on testosterone replacement by delivering testosterone to the blood stream either through the skin or via injection.	Urology Channel	12/1/04 Response Letter, Exhibit 6, Tab F

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

21	2, 37	...Androgel sales of approximately $283 million in 2003 in North America.	Solvay Pharmaceuticals 2003 Annual Report	12/1/04 Response Letter, Exhibit 9, Tab B
22	2, 35	The administration of replacement testosterone has been linked to numerous adverse effects, including shrinkage of the testes.	HRT Network	12/1/04 Response Letter, Exhibit 49, Tab E
23	2, 35, 39	In addition, a safe and effective oral treatment for testosterone deficiency has to date been unavailable.	Urology Channel	12/1/04 Response Letter, Exhibit 6, Tab F
24	35	... the current standards of care for the treatment of uterine fibroids and endometriosis, which include surgery and treatment with gonadotropin releasing hormone agonists, or GnRH agonists, such as Lupron.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tabs D & H
25	36	The two most common symptoms are abnormal uterine bleeding and pelvic pressure.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab D
26	36	Uterine fibroids may also cause fetal malpresentations and complications with labor. Pressure on internal organs caused by fibroids can cause difficulty in bowel movements, constipation, urinary frequency and incontinence.	Merck Manual	12/1/04 Response Letter, Exhibit 6, Tab E
27	36	In general, fibroids only need to be treated if they are causing symptoms.	Merck Manual	12/1/04 Response Letter, Exhibit 6, Tab E
28	36	Currently, the primary treatment for patients with large or symptomatic uterine fibroids is surgery. Hysterectomy, or surgical removal of the entire uterus, is the most frequent operative technique used to treat this disorder.	Center for Uterine Fibroids	12/1/04 Response Letter, Exhibit 9, Tab F
29	36	In fact, fibroids are the most common indication for hysterectomy, ...	Centers for Disease Control	12/1/04 Response Letter, Exhibit 7, Tab A
30	36	...accounting for approximately one-third of hysterectomies, or about 200,000 procedures annually, in the United States, according to the Center for Uterine Fibroids, or CUF.	Center for Uterine Fibroids	12/1/04 Response Letter, Exhibit 9, Tab G
31	36	When women wish to preserve childbearing potential, a myomectomy may be performed. Unlike hysterectomy in which the entire uterus is removed, myomectomy is a surgical procedure in which individual fibroids are removed.	National Institute for Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab D

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

32	36	The CUF reports that approximately 18,000 myomectomies are performed annually in the United States, and this procedure, in general, diminishes menorrhagia, or prolonged and/or profuse menstrual flow, in roughly 80% of patients presenting with this symptom. Unfortunately, there is a significant risk of recurrence of fibroids after myomectomy. The CUF has also stated that, in some studies, up to 10% of women who underwent an initial myomectomy required a second major operative procedure, and one-quarter to one-half of women who underwent myomectomies had evidence of recurrence of their fibroids within one to ten years.	Center for Uterine Fibroids	12/1/04 Response Letter, Exhibit 9, Tab G
33	36	Drugs can help control fibroid-related symptoms.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab D
34	36	The most effective medications for the treatment of fibroids are GnRH agonists...	Center for Uterine Fibroids	12/1/04 Response Letter, Exhibit 6, Tab A
35	36	GnRH agonists induce a low-estrogen, menopause-like state.	Lupron Depot Product Insert	12/1/04 Response Letter, Exhibit 6, Tab C
36	36	Because fibroids are dependent on estrogen for their development and growth, induction of a low estrogen state causes reduction of tumor and uterus mass, resolving pressure symptoms.	Center for Uterine Fibroids	12/1/04 Response Letter, Exhibit 6, Tab A
37	36	Specifically, uterine volume has been shown to decrease approximately 50% after three months of GnRH agonist therapy.	Center for Uterine Fibroids	12/1/04 Response Letter, Exhibit 6, Tab A
38	36	In addition to decreasing the size of the uterus, treatment with GnRH agonists also stops menstrual flow, a disorder known as amenorrhea, allowing women with bleeding-induced anemia to significantly increase their iron stores.	Lupron Depot Product Insert	12/1/04 Response Letter, Exhibit 6, Tab C
39	36	Therefore, use of GnRH agonists alone for treatment of fibroids is usually limited to a short one to three month preoperative course to shrink the uterus to facilitate a surgical procedure or to induce amenorrhea to improve hematologic condition before surgery.	Merck Manual	12/1/04 Response Letter, Exhibit 6, Tab E
40	37	Surgery is the current customary standard of care for endometriosis, either through laparascopy or laparotomy.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab H
41	37	Conservative surgery seeks to remove or destroy the growths, relieve pain, and may allow pregnancy to occur in some cases. Hormonal therapy may be prescribed along with conservative surgery.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab H

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

42	37	Radical surgery, which may be necessary in severe cases, involved hysterectomy, removal of all growths, and removal of ovaries.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab H
43	37	Physicians often prescribe pain medications, such as aspirin, acetaminophen, ibuprofen and naproxen, to reduce the pain associated with endometriosis.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab H
44	37	Hormonal treatments, such as the GnRH agonists described earlier, are designed to stop ovulation for as long as possible.	National Institute of Child Health and Human Development	12/1/04 Response Letter, Exhibit 6, Tab H
45	37	Other hormonal treatments include oral contraceptives, progesterone drugs, and danazol (a testosterone derivative).	Merck Manual	12/1/04 Response Letter, Exhibit 6, Tab I
46	37	GnRH agonists are currently the most effective form of treatment for endometriosis other than surgery...	Empowered Medical Corporation	12/1/04 Response Letter, Exhibit 6, Tab B
47	37	Low testosterone is linked to several negative physical and mental conditions in the aging male population, including loss of muscle tone, reduced sexual desire, and deterioration of memory and certain other cognitive functions.	Merck Manual	Exhibit 1a, Tab E
48	37	Testosterone plays an essential role in the development of the normal male and in the maintenance of many male characteristics, including muscle mass and strength, bone mass, libido, potency, and spermatogenesis.	Urology Channel	12/1/04 Response Letter, Exhibit 6, Tab F
49	37	Testosterone deficiency occurs with disorders that damage the testes, including traumatic or surgical castration (primary testicular failure) or disorders in which the gonadotropin stimulation of the testes is reduced, a condition known as hypogonadotropic hypogonadism.	Urology Channel	12/1/04 Response Letter, Exhibit 6, Tab F
50	37	Men with hypogonadotropic hypogonadism have low plasma testosterone levels and lutenizing hormone levels that may be low or low-normal.	U.S. National Library of Medicine	Exhibit 1a, Tab F
51	37	This condition is a normal part of aging and is commonly referred to as andropause.	WellnessMD, Monterey Preventive Medical Clinic, Dr. Abraham Kryger	Exhibit 1a, Tab B

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

52	37	The use of any of the current therapies, including the transdermal therapies, may create high peaks of testosterone levels.	Nieschlag, Journal of Clinical Endocrinology and Metabolism, 83: 3443, 1998	12/1/04 Response Letter, Exhibit 48, Tab C
53	37	Such high peaks can lead to excitation and aggressive behavior, sleeplessness, anxiety, depression and headaches and have been associated with prostate disease.	Nieschlag article cited above, Matsumoto, Clinical Andrology and Gann, et al, Journal of the National Cancer Institute	12/1/04 Response Letter, Exhibit 48, Tab C and Exhibit 1a, Tabs G and H
54	37	While transdermal delivery through gels and patches produces a more constant drug level in the blood stream, transdermal delivery also results in elevated levels of dihydrotestosterone, or DHT.	Meikle et al. Journal of Clinical Endocrinology and Metabolism, 74: 623, 1992	12/1/04 Response Letter, Exhibit 48, Tab D
55	37	Elevated levels of DHT in the blood stream have also been associated with prostate disease.	Marcelli and Cunningham et al. Journal of Endocrinology and Metabolism, 84: 3463, 1999	12/1/04 Response Letter, Exhibit 48, Tab F
56	39	...the significant negative feedback that occurs with the administration of high concentrations of exogenous testosterone (as with Androgel). This negative feedback signals the body to stop producing testosterone naturally, ...	K.J. Catt and M.L. DuFau, Reproductive Endocrinology, Third Edition (1991)	12/1/04 Response Letter, Exhibit 49, Tab A
57	39	... and has been linked to numerous potential adverse effects, including shrinkage of the testes.	HRT Network	12/1/04 Response Letter, Exhibit 49, Tab E
58	41	The side effects of estrogen-only therapies for women are alleviated with estrogen-progestin combination therapies.	National Cancer Institute	Exhibit 1a, Tab I
59	41	However, recent data have shown that such combination therapies may increase the risk of breast cancer, heart attacks, strokes and blood clots.	National Cancer Institute	Exhibit 1a, Tab I

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

Prospectus Summary, page 1

Progenta, page 1

2.	We note your description of the Progenta trial being conducted in Poland. Expand the first sentence of the first full paragraph on page 2 to state that the study involved a small sample size and quantify that sample size.

RESPONSE: As the Staff has requested, we have revised the disclosure on page 2 of the Amended Form S-1 accordingly.

3.	We note your response to prior comment 15, relating to the use of Phase I/II terminology. However, as we indicated in our original comment, this terminology may only be used if your tests meet all of the requirements of Phase II trial, which would not appear to be the case (based upon your response). Accordingly, you should refer to the trials as Phase I trials.

RESPONSE: As the Staff has requested, we have revised the disclosure on pages 1, 2, 3, 7, 11, 22, 28, 30, 32, 35, 38, 39 and 41 of the Amended Form S-1 relating to the Progenta clinical trial for the treatment of uterine fibroids to delete the references to such trial as a Phase I/II trial. However, since a Phase I trial is usually conducted in healthy human subjects only and our trial is being conducted in both healthy humans and humans presenting with the disease being treated, it is not accurate nor customary to label our current Progenta clinical trial as a Phase I trial. As a result, we have referred to such trial as constituting a Phase Ib trial, which we believe accurately reflects the nature of the trial and accommodates your concern that we not refer to the current trials as meeting the requirements for a Phase II trial.

With respect to Androxal, we respectfully advise the Staff that in the draft of the minutes, prepared by the FDA staff, of our meeting with the FDA on November 10, 2004, which were received on December 13, 2004, the FDA refers to our recently completed clinical trial of Androxal as our “Phase 2” trial. Therefore, we feel it is accurate to label such trial as a Phase I/II clinical trial and have not revised such disclosure. (Please see the comments on pages 1-3 of such minutes.) We have attached a copy of the draft minutes with the FDA as Exhibit 3 to this letter.

4.	Our prior comment 15 also applied to your use of Phase I/II terminology. You have changed these references to refer to these trials as “pivotal trials.” We note that the term “pivotal trial” does not appear in FDA regulations and is used most often to describe Phase III clinical trials which provide substantial evidence that a product is safe and effective. Therefore, in each instance, unless what you now term a “pivotal trial”

Mr. Jeffrey Riedler
United States Securities and Exchange Commission
December 17, 2004

has all of the characteristics of a Phase III trial, you should refer to the trial not as a pivotal trial, but rather a Phase II trial.

RESPONSE: As the Staff has requested, we have revised the disclosure on pages 2, 22, 28, 35 and 39 of the Amended Form S-1 to label our forthcoming clinical trial of Progenta for the treatment of uterine fibroids as a Phase II clinical trial. With respect to Androxal, we respectfully advise the Staff that the draft FDA minutes attached as Exhibit 3 to this letter refer to our forthcoming clinical trial of Androxal as a “Phase 3” clinical trial. (Please see the comments on pages 1-3 of such minutes.) Therefore, we feel it is accurate to label such forthcoming trial as a Phase III clinical trial and have revised the disclosure on pages 22 and 40 of the Amended Form S-1 to change the label of such trial from a “pivotal” clinical trial to a Phase III clinical trial.

     We are hopeful that our responses in this letter, and the revisions we have made in the Amended Form S-1, are responsive to your comments. Please acknowledge the receipt of this response by stamping the enclosed copy of this letter and returning it in the enclosed envelope. If you have any further questions or comments, please do not hesitate to call me at (281) 681-5934. Thank you very much for your attention and prompt response to this matter.

Sincerely yours,

Paul D. Aubert, Esq.

Enclosures

cc:	Joseph S. Podolski
President & Chief Executive Officer,
Zonagen, Inc.